BANK NOTES PAYABLES (Details Narrative) - USD ($)	Dec. 20, 2024	Jun. 04, 2024	Mar. 22, 2024	Jan. 30, 2024	Sep. 13, 2023	May 22, 2023	Apr. 22, 2022	Sep. 14, 2021	Nov. 27, 2018	Mar. 31, 2025	Dec. 31, 2024	Aug. 16, 2024	Jun. 12, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Loan amount										$ 2,785,384	$ 3,113,961			$ 1,406,329
Interest rate percentage													150.00%
November 27, 2018 - JJ [Member]
Short-Term Debt [Line Items]
Loan amount									$ 780,000
Loan amount										176,266	209,090			331,022
Payment of loan									$ 12,519.51
Interest rate percentage									8.50%
November 27, 2018 - JJ [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Payment of loan									$ 12,499.68
Interest rate percentage									9.25%
September 14, 2021 - CC [Member]
Short-Term Debt [Line Items]
Loan amount								$ 197,000
Loan amount										149,077	155,976			164,418
Payment of loan								$ 3,393.01
Interest rate percentage								9.50%
September 14, 2021 - CC [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Interest rate percentage								8.50%
April 22, 2022 - Cerritos [Member]
Short-Term Debt [Line Items]
Loan amount							$ 195,000
Loan amount											165,430			174,492
Payment of loan							$ 0
Interest rate percentage							8.50%
May 22, 2023 - BB [Member]
Short-Term Debt [Line Items]
Loan amount						$ 138,000
Loan amount										91,784	98,215			121,951
Payment of loan						$ 2,856.81
Interest rate percentage						8.75%
May 22, 2023 - BB [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Payment of loan						$ 2,845.40
May 22, 2023 - CC [Member]
Short-Term Debt [Line Items]
Loan amount						196,000
Loan amount										130,332	139,464			173,169
Payment of loan						$ 4,056.63
Interest rate percentage						8.75%
May 22, 2023 - CC [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Payment of loan						$ 4,040.43
May 22, 2023 - DD [Member]
Short-Term Debt [Line Items]
Loan amount						178,000
Loan amount										118,219	127,497			158,309
Payment of loan						$ 3,708.53
Interest rate percentage						8.75%
May 22, 2023 - DD [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Payment of loan						$ 3,693.72
September 13, 2023 - Garden Grove [Member]
Short-Term Debt [Line Items]
Loan amount					$ 150,000
Loan amount										109,226	116,073			141,484
Payment of loan					$ 3,099.85
Interest rate percentage					8.50%
September 13, 2023 - Garden Grove [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Payment of loan					$ 3,160.82
Interest rate percentage					9.50%
September 13, 2023 - Laguna [Member]
Short-Term Debt [Line Items]
Loan amount					$ 150,000
Loan amount										109,226	116,073			141,484
Payment of loan					$ 3,099.85
Interest rate percentage					8.50%
September 13, 2023 - Laguna [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Payment of loan					$ 3,160.82
Interest rate percentage					9.50%
March 22, 2024 - YM [Member]
Short-Term Debt [Line Items]
Loan amount			$ 150,000
Loan amount										125,042	131,563
Payment of loan			$ 3,106.16
Interest rate percentage			8.50%
March 22, 2024 - YM [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Payment of loan			$ 3,090.03
March 22, 2024 - YCT [Member]
Short-Term Debt [Line Items]
Loan amount			150,000
Loan amount										125,042	131,563
Payment of loan			$ 3,106.16
Interest rate percentage			8.50%
March 22, 2024 - YCT [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Payment of loan			$ 3,090.03
January 30, 2024 - Yoshiharu [Member]
Short-Term Debt [Line Items]
Loan amount				$ 500,000								$ 150,000
Loan amount										650,000	650,000
Payment of loan				$ 4,703.47
Interest rate percentage				8.50%
January 30, 2024 - Yoshiharu [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Payment of loan				$ 4,757.64
June 4, 2024 - YLV [Member]
Short-Term Debt [Line Items]
Loan amount		$ 900,000
Loan amount										762,015	823,017
Payment of loan		$ 20,333.87
Interest rate percentage		8.50%
June 4, 2024 - YLV [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Payment of loan		$ 20,333.97
December 20, 2024 - Ontario [Member]
Short-Term Debt [Line Items]
Loan amount	$ 250,000
Loan amount										$ 239,155	$ 250,000
Payment of loan	$ 5,143.50
Interest rate percentage	8.50%